Significant Accounting Policies - Standards and amendments in issue not yet adopted (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]
Disclosure of initial application of standards or interpretations
Assets	$ 2,396,944	$ 2,696,209		$ 2,732,375
Increase (decrease) due to application of IFRS 16
Disclosure of initial application of standards or interpretations
Assets	1,585
Retained earnings	192
Liabilities	$ 1,393

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).